Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
Fair Value Measurements

Note 19 – Fair Value Measurements

The following tables present information about the Bank’s assets and liabilities measured at fair value on a recurring basis at December 31, 2013 and December 31, 2012, and the valuation techniques used by the Bank to determine those fair values.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Bank has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Bank’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

There were no liabilities measured at fair value as of December 31, 2013 or December 31, 2012. Disclosures concerning assets measured at fair value are as follows:

Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)

	Quoted Prices
	In Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance at
	Assets	Inputs	Inputs	Date
	(Level 1)	(Level 2)	(Level 3)	Indicated
Investment Securities, Available for Sale - December 31, 2013
U. S. Government and federal agency	$—	$43,722	$—	$43,722
U. S. Treasury notes and bonds	—	7,224	—	7,224
State and municipal	—	55,234	9,541	64,775
Mortgage-backed	—	8,470	—	8,470
Corporate	—	8,417	398	8,815
Foreign debt	—	990	—	990
Equity securities	214	—	1,389	1,603
Asset backed securities	—	483	—	483
Total	$214	$124,540	$11,328	$136,082

Investment Securities, Available for Sale - December 31, 2012
U. S. Government and federal agency	$—	$40,268	$—	$40,268
U. S. Treasury notes and bonds	—	7,398	—	7,398
State and municipal	—	62,579	2,099	64,678
Mortgage-backed	—	12,526	—	12,526
Corporate	—	6,712	—	6,712
Foreign debt	—	1,001	—	1,001
Equity securities	—	1,409	500	1,909
Total	$—	$131,893	$2,599	$134,492

Securities classified as available for sale are generally reported at fair value utilizing Level 2 inputs. ChoiceOne’s external investment advisor obtained fair value measurements from an independent pricing service that uses matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). The fair value measurements considered observable data that may include dealer quotes, market spreads, cash flows and the bonds’ terms and conditions, among other things. Securities classified in Level 2 included U.S. Government and federal agency securities, state and municipal securities, mortgage-backed securities, corporate bonds, FDIC-guaranteed financial institution debt, and equity securities. The Company classified certain state and municipal securities and privately issued trust preferred securities as Level 3. Based on the lack of observable market data, estimated fair values were based on the observable data available and reasonable unobservable market data.

ChoiceOne reviewed the methodologies used to estimate the fair values of all securities in 2013 and 2012. Based on further analysis, it was determined that the fair values of several local municipal securities were based upon Level 3 inputs. These securities classes, which were previously disclosed as based on Level 2 inputs, have been adjusted accordingly.

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)

	2013	2012
Investment Securities, Available for Sale
Balance, January 1	$2,599	$2,771
Total realized and unrealized gains included in income	—	—
Total unrealized gains (losses) included in other comprehensive income	125	(9)
Net purchases, sales, calls, and maturities	3,890	(163)
Net transfers into Level 3	4,714	—
Balance, December 31	$11,328	$2,599

Of the Level 3 assets that were still held by the Bank at December 31, 2013, the net unrealized gain (loss) for the twelve months ended December 31, 2013 and 2012 was $4,000 and ($9,000), respectfully, which is recognized in other comprehensive income in the consolidated balance sheets. A total of $2,540,000 and $564,000 of Level 3 securities were purchased in 2013 and 2012, respectively.

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets and liabilities. As a result, the unrealized gains and losses for these assets and liabilities presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.

Available for sale investment securities categorized as Level 3 assets consist of bonds issued by local municipalities and a trust-preferred security. The Bank estimates the fair value of these assets based on the present value of expected future cash flows using management’s best estimate of key assumptions, including forecasted interest yield and payment rates, credit quality and a discount rate commensurate with the current market and other risks involved.

The Bank also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets are not normally measured at fair value, but can be subject to fair value adjustments in certain circumstances, such as impairment. Disclosures concerning assets measured at fair value on a non-recurring basis are as follows:

Assets Measured at Fair Value on a Non-recurring Basis

(Dollars in Thousands)

		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
	Balances at	Identical	Observable	Unobservable
	Dates	Assets	Inputs	Inputs
	Indicated	(Level 1)	(Level 2)	(Level 3)
Impaired Loans
December 31, 2013	$8,288	$—	$—	$8,288
December 31, 2012	$5,939	$—	$—	$5,939

Other Real Estate
December 31, 2013	$508	$—	$—	$508
December 31, 2012	$2,019	$—	$—	$2,019

Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. The Bank estimates the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals). The changes in fair value consisted of charge-downs of impaired loans that were posted to the allowance for loan losses and write-downs of other real estate owned that were posted to a valuation account. The fair value of other real estate owned was based on appraisals or other reviews of property values, adjusted for estimated costs to sell.